Investments in Marketable Securities Available-for sale (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities [Table Text Block]

Following is a summary of marketable securities as of December 31, 2011 and 2012:

	December 31, 2011
	Aggregate	Gross Unrealized	Gross Unrealized	Aggregate Market
	Cost	Gains	Losses	Value
	(in thousands)
Time deposit with original maturities more than three months	$150	15	-	165

	December 31, 2012
	Aggregate	Gross Unrealized	Gross Unrealized	Aggregate Market
	Cost	Gains	Losses	Value
	(in thousands)
Time deposit with original maturities more than three months	$150	22	-	172

Schedule Of Information On Sales Of Available For Sale Marketable Securities [Table Text Block]

Information on sales of available for sale marketable securities for the years ended December 31, 2010, 2011 and 2012 is summarized below.

Period	Proceeds from sales	Gross realized gains	Gross realized losses
	(in thousands)

Year 2010	$33,443	326	(30)
Year 2011	$25,834	420	(70)
Year 2012	$19,612	35	(32)